COMPASS-I

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
JOHN D. McNEIL, Chairman and Director
DONALD A. STEWART, President and Director
DAVID D. HORN, Director
RICHARD B. BAILEY, Director
A. KEITH BRODKIN, Director
M. COLYER CRUM, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
MARGARET SEARS MEAD, Assistant Vice President
    and Secretary
L. BROCK THOMSON, Vice President and Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Annuity Service Center
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110-1616
ACCOUNT INFORMATION
For account information, please call toll free:
1-800-752-7218 anytime from a touch-tone telephone.
To speak with a customer service representative, please call toll free: 1-800-752-7215 from 8 a.m. to 6 p.m.
Eastern time any business day.

                                      LOGO

                                              PROFESSIONALLY MANAGED COMBINATION
                                                          FIXED/VARIABLE ANNUITY
                                                  FOR QUALIFIED RETIREMENT PLANS

                                               ANNUAL REPORT - DECEMBER 31, 1997

                                                                       ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           -------------------------------------   Percent Change
                                           December 31, 1996   December 31, 1997   in Unit Value
                                           -----------------   -----------------   --------------
 COMPASS CONTRACTS
   Massachusetts Investors Trust.........      $65.4965            $85.1160            29.96%
   Massachusetts Investors Growth Stock
    Fund.................................       48.9432             71.6206            46.33%
   MFS Total Return Fund.................       52.6180             62.6622            19.09%
   MFS Growth Opportunities Fund.........       41.5395             50.5718            21.74%
   MFS Reseach Fund......................       59.3112             70.5612            18.97%
   MFS Bond Fund.........................       34.3871             37.4559             8.92%
   MFS Money Market Fund.................       19.5956             20.2949             3.57%
   MFS Government Money Market Fund......       18.8643             19.4875             3.30%
   MFS High Income Fund..................       38.2245             42.8235            12.03%
   MFS World Governments Fund............       38.3007             37.9444            -0.93%
   MFS Emerging Growth Fund..............       50.8597             60.5646            19.08%

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION-- December 31, 1997

ASSETS:
  Investments in mutual funds:                         Shares         Cost         Value
                                                    ------------  ------------  ------------
    Massachusetts Investors Trust ("MIT")*........       941,569  $ 12,164,764  $ 16,494,283
    Massachusetts Investors Growth Stock Fund
     ("MIG")*.....................................       681,103     7,453,052     8,460,457
    MFS Total Return Fund ("MTR")*................     1,510,751    20,453,360    23,900,329
    MFS Growth Opportunities Fund ("MGO")*........     2,502,414    29,126,966    34,834,288
    MFS Reseach Fund ("MFR")*.....................       429,789     6,239,839     9,151,154
    MFS Bond Fund ("MFB")*........................       449,090     5,941,973     6,114,649
    MFS Money Market Fund ("MCM").................     6,188,254     6,188,254     6,188,254
    MFS Government Money Market Fund ("MCG")......     1,339,023     1,339,023     1,339,023
    MFS High Income Fund ("MFH")*.................     1,554,446     7,941,425     8,596,469
    MFS World Governments Fund ("MWG")*...........       203,014     2,355,295     2,201,378
    MFS Emerging Growth Fund ("MEG")*.............       471,855     9,244,300    17,073,244
                                                                  ------------  ------------
                                                                  $108,448,251  $134,353,528
                                                                  ------------
                                                                  ------------


LIABILITY:

  Payable to sponsor..........................................................        93,383
                                                                                ------------
        Net assets............................................................  $134,260,145
                                                                                ------------
                                                                                ------------

                                                    Applicable to Owners of
                                                   Deferred Variable Annuity
                                                           Contracts                Reserve for
                                               ----------------------------------    Variable
NET ASSETS OF CONTRACT OWNERS:                  Units   Unit Value      Value        Annuities        Total
                                               -------  ----------   ------------  -------------   ------------
    MIT......................................  191,532   $85.1160    $ 16,299,924    $   215,987   $ 16,515,911
    MIG......................................  116,839    71.6206       8,364,201        106,708      8,470,909
    MTR......................................  376,845    62.6622      23,587,818         63,258     23,651,076
    MGO......................................  682,668    50.5718      34,698,532        205,337     34,903,869
    MFR......................................  129,195    70.5612       9,117,939         44,955      9,162,894
    MFB......................................  158,314    37.4559       6,016,248        116,289      6,132,537
    MCM......................................  301,313    20.2949       6,111,687         85,081      6,196,768
    MCG......................................   68,686    19.4875       1,338,053          1,167      1,339,220
    MFH......................................  200,252    42.8235       8,500,168        134,233      8,634,401
    MWG......................................   55,822    37.9444       2,117,957         42,898      2,160,855
    MEG......................................  280,589    60.5646      16,992,975         98,730     17,091,705
                                                                     ------------  -------------   ------------
        Net assets................................................   $133,145,502    $ 1,114,643   $134,260,145
                                                                     ------------  -------------   ------------
                                                                     ------------  -------------   ------------

* Investments are made in Class A shares of the Fund.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS-- Year Ended December 31, 1997

                                                          MIT         MIG         MTR          MGO         MFR         MFB
                                                         Sub-         Sub-        Sub-        Sub-         Sub-        Sub-
                                                        Account     Account     Account      Account     Account     Account
                                                      -----------  ----------  ----------  -----------  ----------  ----------
Income and expenses:
  Dividend income and capital gain distributions
   received.........................................  $ 1,277,616  $1,295,658  $2,795,205  $ 4,313,661  $  407,032  $  419,047
  Mortality and expense risk charges................      193,480      94,410     300,282      436,256     114,990      75,767
                                                      -----------  ----------  ----------  -----------  ----------  ----------
      Net investment income.........................  $ 1,084,136  $1,201,248  $2,494,923  $ 3,877,405  $  292,042  $  343,280
                                                      -----------  ----------  ----------  -----------  ----------  ----------
Realized and unrealized gains (losses):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales.............................  $ 2,532,047  $1,711,573  $4,718,889  $ 4,107,750  $1,502,503  $1,448,870
    Cost of investments sold........................    2,140,186   1,691,407   3,553,458    2,915,736     857,095   1,549,093
                                                      -----------  ----------  ----------  -----------  ----------  ----------
      Net realized gains (losses)...................  $   391,861  $   20,166  $1,165,431  $ 1,192,014  $  645,408  $ (100,223)
                                                      -----------  ----------  ----------  -----------  ----------  ----------
  Net unrealized appreciation (depreciation) on
   investments:
    End of year.....................................  $ 4,329,519  $1,007,405  $3,446,969  $ 5,707,322  $2,911,315  $  172,676
    Beginning of year...............................    1,892,538    (526,374)  3,006,328    4,176,084   2,324,846     (97,970)
                                                      -----------  ----------  ----------  -----------  ----------  ----------
      Change in unrealized appreciation
       (depreciation)...............................  $ 2,436,981  $1,533,779  $  440,641  $ 1,531,238  $  586,469  $  270,646
                                                      -----------  ----------  ----------  -----------  ----------  ----------
  Realized and unrealized gains.....................  $ 2,828,842  $1,553,945  $1,606,072  $ 2,723,252  $1,231,877  $  170,423
                                                      -----------  ----------  ----------  -----------  ----------  ----------
  Increase in net assets from operations............  $ 3,912,978  $2,755,193  $4,100,995  $ 6,600,657  $1,523,919  $  513,703
                                                      -----------  ----------  ----------  -----------  ----------  ----------
                                                      -----------  ----------  ----------  -----------  ----------  ----------

                                                          MCM        MCG        MFH         MWG        MEG
                                                          Sub-       Sub-       Sub-       Sub-        Sub-
                                                        Account    Account    Account     Account    Account       Total
                                                       ----------  --------  ----------  ---------  ----------  -----------
Income and expenses:
  Dividend income and capital gain distributions
   received..........................................  $  332,894  $ 58,061  $  729,766  $  96,701  $  160,958  $11,886,599
  Mortality and expense risk charges.................      89,090    16,536     109,154     29,209     221,777    1,680,951
                                                       ----------  --------  ----------  ---------  ----------  -----------
      Net investment income (expense)................  $  243,804  $ 41,525  $  620,612  $  67,492  $  (60,819) $10,205,648
                                                       ----------  --------  ----------  ---------  ----------  -----------
Realized and unrealized gains (losses):
  Realized gains (losses) on investment transactions:
    Proceeds from sales..............................  $3,916,262  $327,538  $1,898,424  $ 649,769  $3,522,932  $26,336,557
    Cost of investments sold.........................   3,916,262   327,538   1,879,243    700,654   1,563,730   21,094,402
                                                       ----------  --------  ----------  ---------  ----------  -----------
      Net realized gains (losses)....................  $   --      $  --     $   19,181  $ (50,885) $1,959,202  $ 5,242,155
                                                       ----------  --------  ----------  ---------  ----------  -----------
Net unrealized appreciation (depreciation) on
investments:
    End of year......................................  $   --      $  --     $  655,044  $(153,917) $7,828,944  $25,905,277
    Beginning of year................................  $   --      $  --        383,786   (105,147)  6,751,376   17,805,467
                                                       ----------  --------  ----------  ---------  ----------  -----------
      Change in unrealized appreciation
       (depreciation)................................  $   --      $  --     $  271,258  $ (48,770) $1,077,568  $ 8,099,810
                                                       ----------  --------  ----------  ---------  ----------  -----------
  Realized and unrealized gains (losses).............  $   --      $  --     $  290,439  $ (99,655) $3,036,770  $13,341,965
                                                       ----------  --------  ----------  ---------  ----------  -----------
  Increase (decrease) in net assets from
   operations........................................  $  243,804  $ 41,525  $  911,051  $ (32,163) $2,975,951  $23,547,613
                                                       ----------  --------  ----------  ---------  ----------  -----------
                                                       ----------  --------  ----------  ---------  ----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                        MIT                              MIG
                                                    Sub-Account                      Sub-Account
                                          -------------------------------   ------------------------------
                                                    Year Ended                        Year Ended
                                                   December 31,                      December 31,
                                          -------------------------------   ------------------------------
                                               1997             1996             1997            1996
                                          --------------   --------------   --------------   -------------
OPERATIONS:
  Net investment income.................   $   1,084,136    $   1,193,000    $   1,201,248    $  1,521,770
  Net realized gains....................         391,861           50,400           20,166         392,892
  Net unrealized gains (losses).........       2,436,981        1,596,117        1,533,779        (536,315)
                                          --------------   --------------   --------------   -------------
      Increase in net assets from
       operations.......................   $   3,912,978    $   2,839,517    $   2,755,193    $  1,378,347
                                          --------------   --------------   --------------   -------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $     295,282    $     336,122    $     161,450    $    205,998
    Net transfers between Sub-Accounts
     and
     Fixed Account......................         443,283           88,376          190,511        (203,622)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (2,182,271)      (1,397,434)      (1,420,037)     (2,057,962)
                                          --------------   --------------   --------------   -------------
      Net accumulation activity.........   $  (1,443,706)   $    (972,936)   $  (1,068,076)   $ (2,055,586)
                                          --------------   --------------   --------------   -------------
  Annuitization activity:
    Annuitizations......................   $      73,820    $      33,004    $    --          $   --
    Annuity payments....................         (26,781)         (17,495)         (24,415)         (3,060)
    Adjustments to annuity reserve......          12,259           11,899            4,039           1,203
                                          --------------   --------------   --------------   -------------
      Net annuitization activity........   $      59,298    $      27,408    $     (20,376)   $     (1,857)
                                          --------------   --------------   --------------   -------------
  Decrease in net assets from
   participant transactions.............   $  (1,384,408)   $    (945,528)   $  (1,088,452)   $ (2,057,443)
                                          --------------   --------------   --------------   -------------
    Increase (decrease) in net assets...   $   2,528,570    $   1,893,989    $   1,666,741    $   (679,096)

NET ASSETS:
  Beginning of year.....................      13,987,341       12,093,352        6,804,168       7,483,264
                                          --------------   --------------   --------------   -------------
  End of year...........................   $  16,515,911    $  13,987,341    $   8,470,909    $  6,804,168
                                          --------------   --------------   --------------   -------------
                                          --------------   --------------   --------------   -------------

                                                        MTR
                                                    Sub-Account
                                          -------------------------------

                                                    Year Ended
                                                   December 31,
                                          -------------------------------
                                               1997             1996
                                          --------------   --------------
OPERATIONS:
  Net investment income.................   $   2,494,923    $   2,283,612
  Net realized gains....................       1,165,431          869,395
  Net unrealized gains (losses).........         440,641         (264,098)
                                          --------------   --------------
      Increase in net assets from
       operations.......................   $   4,100,995    $   2,888,909
                                          --------------   --------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $     375,661    $     528,206
    Net transfers between Sub-Accounts
     and
     Fixed Account......................        (117,230)        (145,482)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (4,140,788)      (3,143,002)
                                          --------------   --------------
      Net accumulation activity.........   $  (3,882,357)   $  (2,760,278)
                                          --------------   --------------
  Annuitization activity:
    Annuitizations......................   $    --          $       8,227
    Annuity payments....................        (132,212)          (8,688)
    Adjustments to annuity reserve......        (139,226)         (41,600)
                                          --------------   --------------
      Net annuitization activity........   $    (271,438)   $     (42,061)
                                          --------------   --------------
  Decrease in net assets from
   participant transactions.............   $  (4,153,795)   $  (2,802,339)
                                          --------------   --------------
    Increase (decrease) in net assets...   $     (52,800)   $      86,570
NET ASSETS:
  Beginning of year.....................      23,703,876       23,617,306
                                          --------------   --------------
  End of year...........................   $  23,651,076    $  23,703,876
                                          --------------   --------------
                                          --------------   --------------

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                         MGO                              MFR
                                                     Sub-Account                      Sub-Account
                                           -------------------------------   ------------------------------
                                                     Year Ended                        Year Ended
                                                    December 31,                      December 31,
                                           -------------------------------   ------------------------------
                                                1997             1996             1997            1996
                                           --------------   --------------   --------------   -------------
OPERATIONS:
  Net investment income..................   $   3,877,405    $   3,016,977    $     292,042    $    313,648
  Net realized gains (losses)............       1,192,014          686,961          645,408         710,834
  Net unrealized gains (losses)..........       1,531,238        1,861,809          586,469         645,674
                                           --------------   --------------   --------------   -------------
      Increase in net assets from
       operations........................   $   6,600,657    $   5,565,747    $   1,523,919    $  1,670,156
                                           --------------   --------------   --------------   -------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received...........   $     396,402    $     446,789    $     115,867    $    143,449
    Net transfers between Sub-Accounts
     and Fixed Account...................        (331,038)        (284,146)         112,699         382,929
    Withdrawals, surrenders,
     annuitizations and contract
     charges.............................      (3,356,390)      (3,282,766)      (1,160,821)     (1,327,739)
                                           --------------   --------------   --------------   -------------
      Net accumulation activity..........   $  (3,291,026)   $  (3,120,123)   $    (932,255)   $   (801,361)
                                           --------------   --------------   --------------   -------------
  Annuitization activity:
    Annuitizations.......................   $      40,042    $       4,584    $           -    $          -
    Annuity payments.....................         (22,778)         (30,270)          (9,402)           (662)
    Adjustments to annuity reserve.......          12,645           17,719            1,887          10,666
                                           --------------   --------------   --------------   -------------
      Net annuitization activity.........   $      29,909    $      (7,967)   $      (7,515)   $     10,004
                                           --------------   --------------   --------------   -------------
  Decrease in net assets from participant
   transactions..........................   $  (3,261,117)   $  (3,128,090)   $    (939,770)   $   (791,357)
                                           --------------   --------------   --------------   -------------
    Increase (decrease) in net assets....   $   3,339,540    $   2,437,657    $     584,149    $    878,799

NET ASSETS:
  Beginning of year......................      31,564,329       29,126,672        8,578,745       7,699,946
                                           --------------   --------------   --------------   -------------
  End of year............................   $  34,903,869    $  31,564,329    $   9,162,894    $  8,578,745
                                           --------------   --------------   --------------   -------------
                                           --------------   --------------   --------------   -------------

                                                         MFB
                                                     Sub-Account
                                           -------------------------------

                                                     Year Ended
                                                    December 31,
                                           -------------------------------
                                                1997             1996
                                           --------------   --------------
OPERATIONS:
  Net investment income..................   $     343,280    $     413,938
  Net realized gains (losses)............        (100,223)        (158,835)
  Net unrealized gains (losses)..........         270,646         (113,191)
                                           --------------   --------------
      Increase in net assets from
       operations........................   $     513,703    $     141,912
                                           --------------   --------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received...........   $      97,957    $     155,303
    Net transfers between Sub-Accounts
     and Fixed Account...................         137,968           32,233
    Withdrawals, surrenders,
     annuitizations and contract
     charges.............................      (1,220,161)      (1,500,550)
                                           --------------   --------------
      Net accumulation activity..........   $    (984,236)   $  (1,313,014)
                                           --------------   --------------
  Annuitization activity:
    Annuitizations.......................   $      52,142    $           -
    Annuity payments.....................         (12,112)          (8,224)
    Adjustments to annuity reserve.......          11,228            1,076
                                           --------------   --------------
      Net annuitization activity.........   $      51,258    $      (7,148)
                                           --------------   --------------
  Decrease in net assets from participant
   transactions..........................   $    (932,978)   $  (1,320,162)
                                           --------------   --------------
    Increase (decrease) in net assets....   $    (419,275)   $  (1,178,250)
NET ASSETS:
  Beginning of year......................       6,551,812        7,730,062
                                           --------------   --------------
  End of year............................   $   6,132,537    $   6,551,812
                                           --------------   --------------
                                           --------------   --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                              MCM                              MCG                             MFH
                                          Sub-Account                      Sub-Account                     Sub-Account
                                 ------------------------------   -----------------------------   ------------------------------
                                           Year Ended                      Year Ended                       Year Ended
                                          December 31,                    December 31,                     December 31,
                                 ------------------------------   -----------------------------   ------------------------------
                                     1997             1996            1997            1996            1997             1996
                                 -------------   --------------   -------------   -------------   -------------   --------------
OPERATIONS:
  Net investment income........   $   243,804     $   240,460      $   41,525      $   53,885      $   620,612     $   663,084
  Net realized gains...........       --              --              --              --                19,181          52,257
  Net unrealized gains.........       --              --              --              --               271,258         222,093
                                 -------------   --------------   -------------   -------------   -------------   --------------
      Increase in net assets
       from operations.........   $   243,804     $   240,460      $   41,525      $   53,885      $   911,051     $   937,434
                                 -------------   --------------   -------------   -------------   -------------   --------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments
     received..................   $   107,567     $   136,550      $   29,140      $   80,866      $    66,166     $   121,432
    Net transfers between Sub-
     Accounts and Fixed
     Account...................      (678,009)      1,635,082          55,363        (278,103)         (76,758)       (411,820)
    Withdrawals, surrenders,
     annuitizations and
     contract charges..........    (1,416,396)     (1,188,558)       (171,168)       (449,456)      (1,125,638)       (968,697)
                                 -------------   --------------   -------------   -------------   -------------   --------------
      Net accumulation
       activity................   $(1,986,838)    $   583,074      $  (86,665)     $ (646,693)     $(1,136,230)    $(1,259,085)
                                 -------------   --------------   -------------   -------------   -------------   --------------
  Annuitization activity:
    Annuitizations.............   $    49,826         --              --              --               --              --
    Annuity payments...........        (7,711)         (4,013)           (194)           (196)         (19,721)        (21,880)
    Annuity transfers..........       --              --              --              --                (3,495)        --
    Adjustments to annuity
     reserve...................         9,057             543              76              67            9,135            (927)
                                 -------------   --------------   -------------   -------------   -------------   --------------
      Net annuitization
       activity................   $    51,172     $    (3,470)     $     (118)     $     (129)     $   (14,081)    $   (22,807)
                                 -------------   --------------   -------------   -------------   -------------   --------------
  Increase (decrease) in net
   assets from participant
   transactions................   $(1,935,666)    $   579,604      $  (86,783)     $ (646,822)     $(1,150,311)    $(1,281,892)
                                 -------------   --------------   -------------   -------------   -------------   --------------
    Increase (decrease) in net
     assets....................   $(1,691,862)    $   820,064      $  (45,258)     $ (592,937)     $  (239,260)    $  (344,458)

NET ASSETS:
  Beginning of year............     7,888,630       7,068,566       1,384,478       1,977,415        8,873,661       9,218,119
                                 -------------   --------------   -------------   -------------   -------------   --------------
  End of year..................   $ 6,196,768     $ 7,888,630      $1,339,220      $1,384,478      $ 8,634,401     $ 8,873,661
                                 -------------   --------------   -------------   -------------   -------------   --------------
                                 -------------   --------------   -------------   -------------   -------------   --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                              MWG                              MEG
                                          Sub-Account                      Sub-Account                          Total
                                 -----------------------------   -------------------------------   -------------------------------
                                          Year Ended                       Year Ended                        Year Ended
                                         December 31,                     December 31,                      December 31,
                                 -----------------------------   -------------------------------   -------------------------------
                                     1997            1996             1997             1996             1997             1996
                                 -------------   -------------   --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income........   $   67,492      $   38,593      $   (60,819)     $   (27,082)     $ 10,205,648     $  9,711,885
  Net realized gains
   (losses)....................      (50,885)       (108,086)       1,959,202        1,792,780         5,242,155        4,288,598
  Net unrealized gains
   (losses)....................      (48,770)        174,859        1,077,568          341,977         8,099,810        3,928,925
                                 -------------   -------------   --------------   --------------   --------------   --------------
      Increase (decrease) in
       net assets from
       operations..............   $  (32,163)     $  105,366      $ 2,975,951      $ 2,107,675      $ 23,547,613     $ 17,929,408
                                 -------------   -------------   --------------   --------------   --------------   --------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments
     received..................   $   20,613      $   32,241      $   273,824      $   413,103      $  1,939,929     $  2,600,059
    Net transfers between Sub-
     Accounts and Fixed
     Account...................      (57,194)       (103,978)         180,160         (785,333)         (140,245)         (73,864)
    Withdrawals, surrenders,
     annuitizations and
     contract charges..........     (504,226)       (400,559)      (2,750,634)      (2,122,298)      (19,448,530)     (17,839,021)
                                 -------------   -------------   --------------   --------------   --------------   --------------
      Net accumulation
       activity................   $ (540,807)     $ (472,296)     $(2,296,650)     $(2,494,528)     $(17,648,846)    $(15,312,826)
                                 -------------   -------------   --------------   --------------   --------------   --------------
  Annuitization activity:
    Annuitizations.............   $   12,236      $  --           $     4,465      $   --           $    232,531     $     45,815
    Annuity payments...........       (5,464)         (7,791)         (22,268)         (19,817)         (283,058)        (122,096)
    Annuity transfers..........      --              --                 3,495          --               --               --
    Adjustments to annuity
     reserve...................        2,064          (2,303)           2,764            1,874           (74,072)             217
                                 -------------   -------------   --------------   --------------   --------------   --------------
      Net annuitization
       activity................   $    8,836      $  (10,094)     $   (11,544)     $   (17,943)     $   (124,599)    $    (76,064)
                                 -------------   -------------   --------------   --------------   --------------   --------------
  Decrease in net assets from
   participant transactions....   $ (531,971)     $ (482,390)     $(2,308,194)     $(2,512,471)     $(17,773,445)    $(15,388,890)
                                 -------------   -------------   --------------   --------------   --------------   --------------
    Increase (decrease) in net
     assets....................   $ (564,134)     $ (377,024)     $   667,757      $  (404,796)     $  5,774,168     $  2,540,518

NET ASSETS:
  Beginning of year............    2,724,989       3,102,013       16,423,948       16,828,744       128,485,977      125,945,459
                                 -------------   -------------   --------------   --------------   --------------   --------------
  End of year..................   $2,160,855      $2,724,989      $17,091,705      $16,423,948      $134,260,145     $128,485,977
                                 -------------   -------------   --------------   --------------   --------------   --------------
                                 -------------   -------------   --------------   --------------   --------------   --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account C (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on March 31, 1982 as a funding vehicle for individual variable annuities issued in connection with qualified retirement plans. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

Each year on the contract anniversary, a contract maintenance charge of $25 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

A deduction, when applicable, is made for premium or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

(4) ANNUITY RESERVES
Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 are calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

(5) TRANSACTIONS IN UNITS OUTSTANDING

                             MIT               MIG               MTR                MGO                MFR
                         Sub-Account       Sub-Account       Sub-Account        Sub-Account        Sub-Account
                       ----------------  ----------------  ----------------  ------------------  ----------------
                          Year Ended        Year Ended        Year Ended         Year Ended         Year Ended
                         December 31,      December 31,      December 31,       December 31,       December 31,
                       ----------------  ----------------  ----------------  ------------------  ----------------
                        1997     1996     1997     1996     1997     1996     1997      1996      1997     1996
                       -------  -------  -------  -------  -------  -------  -------  ---------  -------  -------
Units outstanding,
 beginning of year...  211,924  228,398  137,226  183,386  445,574  502,308  752,698    835,555  143,843  158,916
  Units purchased....    3,952    5,745    2,689    4,638    6,597   10,862    8,648     11,777    1,771    2,691
  Units transferred
   between
   Sub-Accounts and
   Fixed Account.....    5,860    1,726    2,571   (4,521)  (1,968)  (2,602)  (6,742)    (8,450)   2,007    6,223
  Units withdrawn,
   surrendered and
   annuitized........  (30,204) (23,945) (25,647) (46,277) (73,358) (64,994) (71,936)   (86,184) (18,426) (23,987)
                       -------  -------  -------  -------  -------  -------  -------  ---------  -------  -------
Units outstanding,
 end of year.........  191,532  211,924  116,839  137,226  376,845  445,574  682,668    752,698  129,195  143,843
                       -------  -------  -------  -------  -------  -------  -------  ---------  -------  -------
                       -------  -------  -------  -------  -------  -------  -------  ---------  -------  -------

                             MFB
                         Sub-Account
                       ----------------
                          Year Ended
                         December 31,
                       ----------------
                        1997     1996
                       -------  -------
Units outstanding,
 beginning of year...  186,637  226,571
  Units purchased....    2,751    4,694
  Units transferred
   between
   Sub-Accounts and
   Fixed Account.....    3,481      970
  Units withdrawn,
   surrendered and
   annuitized........  (34,555) (45,598)
                       -------  -------
Units outstanding,
 end of year.........  158,314  186,637
                       -------  -------
                       -------  -------

                                            MCM                   MCG                   MFH                   MWG
                                        Sub-Account           Sub-Account           Sub-Account           Sub-Account
                                    --------------------  --------------------  --------------------  --------------------
                                         Year Ended            Year Ended            Year Ended            Year Ended
                                        December 31,          December 31,          December 31,          December 31,
                                    --------------------  --------------------  --------------------  --------------------
                                      1997       1996       1997       1996       1997       1996       1997       1996
                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding, beginning of
 year.............................    401,141    371,369     73,345    108,206    229,079    264,391     70,278     83,177
  Units purchased.................      5,399      7,091      1,523      4,338      1,652      3,422        554        882
  Units transferred between
   Sub-Accounts and Fixed
   Account........................    (33,845)    84,305      2,802    (14,954)    (2,180)   (11,805)    (1,541)    (2,797)
  Units withdrawn, surrendered and
   annuitized.....................    (71,382)   (61,624)    (8,984)   (24,245)   (28,299)   (26,929)   (13,469)   (10,984)
                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding, end of year....    301,313    401,141     68,686     73,345    200,252    229,079     55,822     70,278
                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

                                            MEG
                                        Sub-Account
                                    --------------------
                                         Year Ended
                                        December 31,
                                    --------------------
                                      1997       1996
                                    ---------  ---------
Units outstanding, beginning of
 year.............................    321,077    372,726
  Units purchased.................      4,900      8,398
  Units transferred between
   Sub-Accounts and Fixed
   Account........................      4,053    (16,860)
  Units withdrawn, surrendered and
   annuitized.....................    (49,441)   (43,187)
                                    ---------  ---------
Units outstanding, end of year....    280,589    321,077
                                    ---------  ---------
                                    ---------  ---------

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account C and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account C (the Variable Account) as of December 31, 1997, the related statements of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1997, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 6, 1998

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

10